Amortized Cost and Fair Value of Available-for-sale and Held-to-maturity Debt Securities by Contractual Maturity (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Available-for-sale debt securities Amortized cost
Due in one year or less	¥ 13,733,350
Due after one year through five years	19,450,272
Due after five years through ten years	3,303,573
Due after ten years	1,916,941
Total	38,404,136
Available-for-sale debt securities Fair value
Due in one year or less	13,735,130
Due after one year through five years	19,471,730
Due after five years through ten years	3,314,390
Due after ten years	1,945,311
Total	38,466,561
Held-to-maturity debt securities Amortized cost
Due in one year or less	1,001
Due after one year through five years	1,800,614
Due after five years through ten years
Due after ten years
Total	1,801,615
Held-to-maturity debt securities Fair value
Due in one year or less	1,001
Due after one year through five years	1,815,139
Due after five years through ten years
Due after ten years
Total	¥ 1,816,140